Eaton Vance
Ohio Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 101.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.6%
Ohio Water Development Authority:
4.00%, 6/1/36	$1,500	$ 1,528,950
5.00%, 12/1/38	1,000	1,115,930
Green Bonds, 5.00%, 12/1/38	1,000	1,175,400
Sustainability Bonds, 5.00%, 12/1/40	2,000	2,300,020
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/32	1,000	1,203,330
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,490	1,720,369
		$ 9,043,999
Education — 14.2%
Bowling Green State University, OH:
4.00%, 6/1/39	$750	$ 767,813
4.00%, 6/1/45	1,300	1,306,409
Miami University, OH, 4.00%, 9/1/45	2,000	2,010,360
Ohio Higher Educational Facility Commission, (Case Western Reserve University):
5.00%, 12/1/27	300	319,785
5.00%, 12/1/40	1,000	1,041,960
Ohio Higher Educational Facility Commission, (Denison University):
4.00%, 11/1/39	115	118,404
5.00%, 11/1/48	2,250	2,476,350
5.25%, 11/1/46	1,355	1,418,278
Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	1,016,410
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,175	2,420,405
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,087,920
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 12/1/32	550	565,098
5.00%, 2/1/38	1,200	1,343,820
Ohio State University:
5.00%, 12/1/29	1,060	1,212,693
5.00%, 12/1/35	500	532,520
5.25%, 12/1/46	2,000	2,281,460
Green Bonds, 4.00%, 12/1/43	1,725	1,753,635
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/33	335	348,390
4.00%, 4/1/34	510	529,691
4.00%, 4/1/35	350	360,724
Security	Principal Amount (000's omitted)	Value
Education (continued)
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.): (continued)
4.00%, 4/1/36	$350	$ 358,033
4.00%, 4/1/37	560	568,299
4.00%, 4/1/38	400	402,300
4.00%, 4/1/39	415	415,311
4.00%, 4/1/40	415	410,302
University of Cincinnati, OH:
5.00%, 6/1/34	585	610,494
5.00%, 6/1/47	2,000	2,070,300
		$ 27,747,164
Electric Utilities — 1.9%
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	$1,000	$ 1,020,750
American Municipal Power, Inc., OH, (Meldahl Hydroelectric):
Green Bonds, 4.00%, 2/15/34	2,005	2,034,975
Green Bonds, 5.00%, 2/15/33	595	618,514
		$ 3,674,239
Escrowed/Prerefunded — 1.2%
Cuyahoga County, OH, Sales Tax Revenue, Prerefunded to 12/1/24, 5.00%, 12/1/35	$1,000	$ 1,019,600
Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,277,163
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	21,142
		$ 2,317,905
General Obligations — 16.4%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$855	$ 856,479
Central Ohio Transit Authority, OH, 5.00%, 12/1/48	2,000	2,211,360
Cleveland, OH:
5.00%, 12/1/44	1,000	1,105,390
5.00%, 12/1/51	2,000	2,171,400
Columbus City School District, OH, 5.00%, 12/1/30	1,500	1,581,825
Columbus, OH:
5.00%, 4/1/37	1,000	1,170,900
5.00%, 4/1/39	2,700	3,093,228
Cuyahoga Community College District, OH:
3.50%, 12/1/39	1,400	1,342,054
4.00%, 12/1/42	1,500	1,506,120
Mayfield Heights, OH, 4.00%, 12/1/48	1,250	1,232,025
North Olmsted City School District, OH, 5.00%, 10/15/48	2,500	2,668,175

Eaton Vance
Ohio Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Ohio:
4.00%, 6/15/40	$2,500	$ 2,582,150
5.00%, 5/1/33	1,500	1,615,065
5.00%, 3/1/36	1,250	1,501,763
5.00%, 3/1/37	1,000	1,191,260
5.00%, 5/1/37	1,025	1,196,636
Summit County, OH, 5.00%, 12/1/43	1,000	1,128,180
Upper Arlington City School District, OH, 5.75%, 12/1/40	500	523,065
Worthington City School District, OH, 5.50%, 12/1/54	3,000	3,403,110
		$ 32,080,185
Hospital — 15.5%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 4.00%, 11/15/42	$1,250	$ 1,237,475
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group):
4.00%, 11/15/35	500	497,510
4.00%, 11/15/37	525	509,623
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	1,011,120
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	5,150	4,996,324
Butler County, OH, (UC Health):
4.00%, 11/15/37	920	872,721
5.00%, 11/15/28	590	614,886
Franklin County, OH, (Nationwide Children's Hospital):
5.00%, 11/1/34	750	803,235
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 11/1/42(2)	1,000	1,000,000
Franklin County, OH, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,211,376
Franklin County, OH, (Trinity Health Credit Group):
4.00%, 12/1/44	2,445	2,425,440
5.00%, 12/1/46	3,000	3,068,910
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,155,128
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,054,750
Middleburg Heights, OH, (Southwest General Health Center), 4.00%, 8/1/47	2,000	1,814,820
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	460,019
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,100	1,110,725
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/36	2,055	2,115,088
4.00%, 1/1/43	2,165	2,174,937
4.00%, 1/1/46	2,000	1,980,020
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	$215	$ 215,402
		$ 30,329,509
Housing — 1.2%
Ohio Housing Finance Agency:
3.00%, 9/1/39	$375	$ 328,920
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.80%, 9/1/43	1,000	1,040,580
(FHLMC), (FNMA), (GNMA), Social Bonds, 5.50%, 3/1/53	1,000	1,066,640
		$ 2,436,140
Industrial Development Revenue — 3.2%
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	$1,630	$ 1,630,000
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,700	1,633,836
Ohio, (Republic Services, Inc.), 3.75% to 3/1/24 (Put Date), 11/1/35	3,000	3,000,930
		$ 6,264,766
Insured - Electric Utilities — 6.8%
Cleveland, OH, Public Power System Revenue:
(AGM), 4.00%, 11/15/36	$1,000	$ 1,032,080
(NPFG), 0.00%, 11/15/27	2,540	2,246,656
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,799,750
(NPFG), 0.00%, 2/15/27	2,500	2,266,000
(NPFG), 0.00%, 2/15/28	4,750	4,176,010
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	760,829
		$ 13,281,325
Insured - Escrowed/Prerefunded — 0.2%
Cleveland, OH, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	$235	$ 239,251
Warrensville Heights City School District, OH, (BAM), Prerefunded to 12/1/24, 5.00%, 12/1/44	215	219,214
		$ 458,465
Insured - General Obligations — 15.1%
Cincinnati City School District, OH, (AGM), 5.25%, 12/1/29(1)	$7,500	$ 8,634,075
Green Local School District, OH, (AGM), 4.625%, 11/1/47	1,020	1,047,652
Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	5,045,105
Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	4,085,369

Eaton Vance
Ohio Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	$5,000	$ 5,746,650
Warrensville Heights City School District, OH, (BAM), 5.00%, 12/1/44	85	85,941
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	4,957,154
		$ 29,601,946
Insured - Hospital — 0.8%
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$ 1,670,300
		$ 1,670,300
Insured - Transportation — 2.2%
Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$ 1,037,030
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,755	1,760,441
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,511,445
		$ 4,308,916
Insured - Water and Sewer — 2.0%
Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$ 3,872,979
		$ 3,872,979
Other Revenue — 4.2%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	$1,875	$ 1,904,906
5.00%, 6/1/55	1,995	1,877,674
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/33	400	441,524
5.00%, 1/1/34	300	331,725
5.00%, 1/1/35	500	553,030
5.00%, 1/1/41	725	777,120
Franklin County Convention Facilities Authority, OH, 5.00%, 12/1/26	1,000	1,016,110
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,330	1,329,987
		$ 8,232,076
Senior Living/Life Care — 1.7%
Butler County Port Authority, OH, (Community First Solutions), 4.00%, 5/15/46	$650	$ 622,772
Franklin County, OH, (Ohio Living Communities):
4.00%, 7/1/40	1,000	834,880
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Franklin County, OH, (Ohio Living Communities): (continued)
5.25%, 7/1/41	$1,500	$ 1,450,020
Hamilton County, OH, (Life Enriching Communities Project), 5.50%, 1/1/43	500	510,305
		$ 3,417,977
Special Tax Revenue — 4.4%
Akron, OH, Income Tax Revenue:
4.00%, 12/1/36	$655	$ 664,910
4.00%, 12/1/37	520	526,027
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	200	202,390
Cuyahoga County, OH, Sales Tax Revenue, 4.00%, 1/1/37	575	603,934
Delaware County, OH, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,059,600
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43	1,000	1,070,780
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/32	1,000	1,187,240
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,285	2,298,664
		$ 8,613,545
Transportation — 1.4%
Cleveland, OH, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$ 654,538
Ohio, Major New State Infrastructure Project Revenue:
5.00%, 12/15/25	750	783,247
5.00%, 12/15/27	750	823,275
5.00%, 12/15/33	350	407,372
		$ 2,668,432
Water and Sewer — 4.9%
Cleveland, OH, Water Pollution Control Revenue, Green Bonds, 5.00%, 11/15/41	$945	$ 961,897
Columbus, OH, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,580,025
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,290,186
Mahoning County, OH, Sewer System Revenue, 5.00%, 12/1/46	1,565	1,684,691
Ohio Water Development Authority, Water Pollution Control Loan Fund, Green Bonds, 4.00%, 12/1/46	2,000	2,035,440
Toledo, OH, Water System Revenue, 5.00%, 11/15/41	2,000	2,095,140
		$ 9,647,379
Total Tax-Exempt Municipal Obligations (identified cost $195,515,175)		$199,667,247

Eaton Vance
Ohio Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$940	$ 922,535
Total Trust Units (identified cost $946,836)		$ 922,535
Total Investments — 102.4% (identified cost $196,462,011)		$200,589,782
Other Assets, Less Liabilities — (2.4)%		$ (4,694,208)
Net Assets — 100.0%		$195,895,574
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $1,836,226 or 0.9% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 26.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 16.9% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(30)	Short	3/19/24	$(3,748,125)	$(270,523)
					$(270,523)
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Ohio Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$199,667,247	$ —	$199,667,247
Trust Units	—	922,535	—	922,535
Total Investments	$ —	$200,589,782	$ —	$200,589,782
Liability Description
Futures Contracts	$(270,523)	$ —	$ —	$ (270,523)
Total	$(270,523)	$ —	$ —	$ (270,523)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.